Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	CAPITAL INCOME BUILDER
Central Index Key	dei_EntityCentralIndexKey	0000811968
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2012
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAIBX
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIBBX
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIBCX
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIBFX
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAIFX
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIRAX
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIRBX
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIRCX
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIREX
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIRFX
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIRAX
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIRBX
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIRCX
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIREX
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIRFX
CAPITAL INCOME BUILDER (Prospectus Summary) | CAPITAL INCOME BUILDER | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIRGX